Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Federal depository insurance coverage	$ 250,000	$ 250,000
Private warrants issued (in Shares)	114,000
Common stock subject to possible redemption (in Shares)	17,000,000	16,634,861
Offering costs	$ 870,120	$ 870,120
Underwriting discount	450,000	450,000
Other cash expenses	420,120	$ 420,120
Reclassification of permanent to temporary equity	$ 4,700,000